Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$ 105,077	$ 105,791
Employee benefits	37,439	39,215
Alternative minimum tax credit	4,409	21,603
Federal net operating losses	7,467	13,125
Interest rate swap	1,432	2,235
Lease-related item	21,226	0
Other	20,104	21,191
Valuation allowance	(25)	(1,132)
Deferred tax assets, total	197,129	202,028
Deferred tax liabilities:
Property-related items, including accelerated depreciation	732,798	678,307
Regulatory balancing accounts	9,931	6,097
Unamortized ITC	122	368
Debt-related costs	2,818	3,110
Intangibles	10,611	7,807
Lease-related item	20,386	0
Other	19,447	34,276
Deferred tax liabilities, total	796,113	729,965
Net deferred tax liabilities	598,984	527,937
Southwest Gas Corporation
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	105,077	105,791
Employee benefits	13,574	17,337
Alternative minimum tax credit	4,409	21,603
Federal net operating losses	0	4,557
Interest rate swap	1,432	2,235
Other	10,761	13,362
Valuation allowance	(25)	(37)
Deferred tax assets, total	135,228	164,848
Deferred tax liabilities:
Property-related items, including accelerated depreciation	644,046	614,205
Regulatory balancing accounts	9,931	6,097
Unamortized ITC	122	368
Debt-related costs	2,818	3,110
Other	17,361	31,526
Deferred tax liabilities, total	674,278	655,306
Net deferred tax liabilities	$ 539,050	$ 490,458